Summary of Significant Accounting Policies - Schedule of Calculation for Both Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Calculation for Both Basic and Diluted Net Loss Per Share [Abstract]
Net Loss	$ 2,540,636	$ (1,705,217)	$ (1,067,673)	$ (1,010,058)	$ (956,963)	$ (1,034,161)	$ (232,254)	$ (3,001,182)	$ (3,288,519)	$ (4,672,348)
Weighted-average shares outstanding – Basic	10,829,664			5,688,797			9,786,460	5,664,529	5,697,212	5,594,621
Loss per share – Basic	$ 0.23			$ (0.18)			$ (0.02)	$ (0.53)	$ (0.58)	$ (0.84)
Loss per share – Diluted	$ 0.1			$ (0.18)			$ (0.02)	$ (0.53)	$ (0.58)	$ (0.84)